LEASES - Rent payment deferrals (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
LEASES
Aircraft Lease Payment Deferrals	$ 0	$ 7,569
Finance leases
LEASES
Aircraft Lease Payment Deferrals		2,133
Operating leases
LEASES
Aircraft Lease Payment Deferrals		$ 5,436